Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

As part of the critical elements of our overall risk management approach, our cybersecurity program is focused on the following key areas:

●	Governance: Our board of directors’ oversight of cybersecurity risk management is supported by the management committee, which includes our Chief Executive Officer, Chief Financial Officer and Chief Operations Officer) which regularly interacts with the Company’s outsourced virtual Chief Information Security Officer, or vCiso, other members of management and outside counsel.
●	Collaborative Approach: The Company has implemented a comprehensive, cross-functional approach to identifying, preventing, and mitigating cybersecurity threats and incidents, while also implementing controls that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management promptly.
●	Technical Safeguards: The Company deploys technical safeguards that are designed to protect the Company’s information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality, and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Education and Awareness: The Company provides regular, mandatory cybersecurity threat training to all employees so that they are aware of how to address cybersecurity threats and to communicate the Company’s evolving information security policies, standards, processes, and practices.
●	Incident Response and Recovery Planning: The Company has established and maintains comprehensive incident response and recovery plans that fully address the Company’s response to a cybersecurity incident, and such plans are tested and evaluated regularly.
●	SEC Regulation: The Company analyzes quantitative and qualitative factors of any security incident in terms of impact and reasonably likely effects. If our board of directors and management committee, with the assistance of legal counsel, determine that the nature, scope and timing of such incident has materially affected or would be reasonably likely to materially affect the Company’s business strategy, results of operations or financial condition, the Company would deem such incident to be material in accordance with Regulation SCI.
●	Third-Party Risk Management: The Company maintains a risk-based approach to identifying and overseeing cybersecurity risks presented by third parties, including vendors, service providers, and other external users of the Company’s systems, as well as the systems of third parties that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.

We engage in the periodic assessment and testing of our policies, standards, processes, and practices that are designed to address cybersecurity threats and incidents. These efforts include a wide range of activities, including audits, assessments, and other exercises focused on evaluating the effectiveness of our cybersecurity measures and planning. We engage third parties to perform assessments on our cybersecurity measures, including information security maturity assessments, audits, and independent reviews of our information security control environment and operating effectiveness.

The results of such assessments, audits, and reviews are reported to and reviewed by the management committee and are reported to our board of directors. Company adjusts its cybersecurity policies, standards, processes, and practices as necessary based on the information provided by these assessments, audits, and reviews.

Governance

Our board of directors oversees our risk management process, including the management of risks arising from cybersecurity threats. Our management committee receives regular reports and updates on cybersecurity risks, which address a wide range of topics including recent developments, evolving standards, vulnerability assessments, third-party and independent reviews, the threat environment, technological trends and information security considerations arising concerning our peers and third parties. Our board of directors also receives prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as updates regarding any such incident until it has been addressed. On an annual basis, the board of directors discusses our approach to cybersecurity risk management with members of our management committee and our audit committee meets with the cybersecurity specialists to discuss cybersecurity policy.

The vCISO, in coordination with our Management Committee, works collaboratively with the Company to implement a program designed to protect the Company’s information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents by the Company’s incident response and recovery plans. To facilitate the success of the Company’s cybersecurity risk management program, the IT team is deployed to address cybersecurity threats and respond to cybersecurity incidents. Through ongoing communications with these teams, the vCISO and our management committee monitor the prevention, detection, mitigation, and remediation of cybersecurity threats and incidents in real-time.

Our vCISO, Mr. Roni Goldberg, has seven years of experience in the information security and risk management field for enterprise-grade level organizations with over 10,000 employees. Mr. Roni Goldberg is a certified Chief Information Security Officer from the Technion (Israel Institute of Technology), a certified Information Systems Security Professional from the ISC*2 organization which validates expertise in designing, implementing, and managing top-tier cybersecurity programs, and has a certified Sophos Security Architecture qualification. Mr. Roni Goldberg has strong expertise in Risk Management, building and maintaining security programs, and managing IT security and rich experience in security standards of NIST risk management and other cybersecurity frameworks, SANS, ISO/IEC 27001, ITIL, and privacy.

Cybersecurity threats have not materially affected us and are reasonably likely to affect the Company, including its business strategy, results of operations, or financial condition.

Cybersecurity Risk Role of Management [Text Block]

As part of the critical elements of our overall risk management approach, our cybersecurity program is focused on the following key areas:

●	Governance: Our board of directors’ oversight of cybersecurity risk management is supported by the management committee, which includes our Chief Executive Officer, Chief Financial Officer and Chief Operations Officer) which regularly interacts with the Company’s outsourced virtual Chief Information Security Officer, or vCiso, other members of management and outside counsel.
●	Collaborative Approach: The Company has implemented a comprehensive, cross-functional approach to identifying, preventing, and mitigating cybersecurity threats and incidents, while also implementing controls that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management promptly.
●	Technical Safeguards: The Company deploys technical safeguards that are designed to protect the Company’s information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality, and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Education and Awareness: The Company provides regular, mandatory cybersecurity threat training to all employees so that they are aware of how to address cybersecurity threats and to communicate the Company’s evolving information security policies, standards, processes, and practices.
●	Incident Response and Recovery Planning: The Company has established and maintains comprehensive incident response and recovery plans that fully address the Company’s response to a cybersecurity incident, and such plans are tested and evaluated regularly.
●	SEC Regulation: The Company analyzes quantitative and qualitative factors of any security incident in terms of impact and reasonably likely effects. If our board of directors and management committee, with the assistance of legal counsel, determine that the nature, scope and timing of such incident has materially affected or would be reasonably likely to materially affect the Company’s business strategy, results of operations or financial condition, the Company would deem such incident to be material in accordance with Regulation SCI.
●	Third-Party Risk Management: The Company maintains a risk-based approach to identifying and overseeing cybersecurity risks presented by third parties, including vendors, service providers, and other external users of the Company’s systems, as well as the systems of third parties that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.

Cybersecurity Risk Management Processes Integrated [Text Block]	Collaborative Approach: The Company has implemented a comprehensive, cross-functional approach to identifying, preventing, and mitigating cybersecurity threats and incidents, while also implementing controls that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management promptly.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors oversees our risk management process, including the management of risks arising from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors also receives prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as updates regarding any such incident until it has been addressed. On an annual basis, the board of directors discusses our approach to cybersecurity risk management with members of our management committee and our audit committee meets with the cybersecurity specialists to discuss cybersecurity policy.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The vCISO, in coordination with our Management Committee, works collaboratively with the Company to implement a program designed to protect the Company’s information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents by the Company’s incident response and recovery plans.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	To facilitate the success of the Company’s cybersecurity risk management program, the IT team is deployed to address cybersecurity threats and respond to cybersecurity incidents. Through ongoing communications with these teams, the vCISO and our management committee monitor the prevention, detection, mitigation, and remediation of cybersecurity threats and incidents in real-time.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Our vCISO, Mr. Roni Goldberg, has seven years of experience in the information security and risk management field for enterprise-grade level organizations with over 10,000 employees. Mr. Roni Goldberg is a certified Chief Information Security Officer from the Technion (Israel Institute of Technology), a certified Information Systems Security Professional from the ISC*2 organization which validates expertise in designing, implementing, and managing top-tier cybersecurity programs, and has a certified Sophos Security Architecture qualification. Mr. Roni Goldberg has strong expertise in Risk Management, building and maintaining security programs, and managing IT security and rich experience in security standards of NIST risk management and other cybersecurity frameworks, SANS, ISO/IEC 27001, ITIL, and privacy.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Cybersecurity threats have not materially affected us and are reasonably likely to affect the Company, including its business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false